TAXES (Details 1)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Deferred tax assets
Lease liabilities	$ 1,294,416	¥ 202,964,459	¥ 158,537,607
Bonus accruals	126,237	19,793,992	54,654,513
Temporary difference in depreciation and amortization	100,222	15,714,832	30,723,125
Vacation accrual	585,133	91,748,815	75,750,742
Deferred revenue	121,682	19,079,717	17,616,672
Provision for inventory impairment	10,510	1,647,890	2,200,817
Allowance for expected credit losses	24,181	3,791,544	1,897,441
Refund liabilities	63,208	9,910,974	14,793,367
Others	90,200	14,143,516	22,182,811
Valuation allowance	(14,333)	(2,247,444)	(1,717,515)
Total deferred tax assets	2,401,456	376,548,295	376,639,580
Deferred tax liabilities
ROU assets	(1,351,450)	(211,907,388)	(159,208,809)
Deferred bond payable issuance cost	(3,563)	(558,680)	(977,690)
Others			(1,781,503)
Total deferred tax liabilities	(1,355,013)	(212,466,068)	(161,968,002)
Deferred tax assets, net	$ 1,046,443	¥ 164,082,227	¥ 214,671,578